CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenues	$ 79,003	$ 86,617	$ 437,421	$ 212,736
Cost of goods and services	34,085	35,653	201,920	193,568
Gross profit	44,918	50,964	235,501	19,168
Operating expenses:
General and administrative	2,323,989	1,823,469	8,122,119	6,217,762
Stock-based compensation expense	7,243	139,678	485,432	729,712
Research and development	23,693	40,924	329,654	747,525
Asset impairment loss			456,377	0
Total operating expenses	2,354,925	2,004,071	9,393,582	7,694,999
Loss from operations	(2,310,007)	(1,953,107)	(9,158,081)	(7,675,831)
Other income (expense):
Interest expense	(3,466)	(3,665)	(21,777)	(457,662)
Interest income	20,551	77,717
Other income			228,737	110,212
Notes payable - conversion expense			0	(585,875)
Total other income, net	17,085	74,052	206,960	(933,325)
Loss before provision for income taxes	(2,292,922)	(1,879,055)	(8,951,121)	(8,609,156)
Provision for income taxes	0	0	0	0
Net loss	(2,292,922)	(1,879,055)	(8,951,121)	(8,609,156)
Net loss attributable to noncontrolling interest	4	4	17	17
Net loss attributable to SOBR Safe, Inc.	(2,292,918)	(1,879,051)	(8,951,104)	(8,609,139)
Deemed dividends related to Convertible Debt Warrants down round provision	0	(1,833)	(1,833)	(23,270)
Deemed dividends related to 2022 PIPE Warrants down round provision	0	(1,547)	(1,547)	(46,875)
Deemed dividends related to Original Warrants and New Warrants down round provision	0	0	0	1,541,833
Deemed dividends related to 2024 PIPE Warrants down round provision	0	(47,373)	0
Deemed dividends related to original warrants and new warrants down round provision	0	0	0	(1,541,833)
Value of exercise price reduction related to warrant inducement			(47,373)	(341,297)
Net loss attributable to common stockholders	$ (2,292,918)	$ (1,929,804)	$ (9,001,857)	$ (10,562,414)
Basic and diluted loss per common share	$ (0.92)	$ (1.46)	$ (6.12)	$ (172.19)
Weighted average number of common shares outstanding, basic and diluted	2,496,321	1,320,526	1,470,004	61,342